Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
Note 25 - Related Party Transactions
a) Transactions with entities over which we have significant influence
We provided three rigs on a bareboat basis to Perfomex to service its contract with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provided the jack-up rigs under traditional dayrate and technical service agreements ("DTSAs") to Opex and Akal, respectively. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. Effective October 20, 2022 until December 31, 2023, we provided all five rigs on a bareboat basis to Perfomex, to service its contracts with Opex. The bareboat revenue from these contracts was recognized as "Related party revenue" in the Consolidated Statements of Operations.
Effective January 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Grid" and "Gersemi" and effective April 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Galar", "Odin" and "Njord". The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates referenced above, the Company entered into new fixed rate bareboat charter agreements for the jack-up rigs with an unrelated party, which has agreed to provide the five rigs to service Opex's contract with Pemex. As such, effective April 1, 2024, we do not provide rigs on a bareboat basis to Perfomex (see Note 7 - Equity Method Investments and Note 15 - Leases).
Bareboat revenues from our related parties for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Bareboat Revenue - Perfomex	35.0	129.6	60.2
Bareboat Revenue - Perfomex II	—	—	24.9
Total	35.0	129.6	85.1
The bareboat revenue for the year ended December 31, 2024 consisted primarily of bareboat revenue until March 31, 2024 and amortization of deferred revenue during the three months ended June 30, 2024 associated with the acceleration of amortization of the deferred performance fee associated with the jack-up rigs "Galar", "Odin" and "Njord" as a consequence of the termination of the bareboat charter agreements between Perfomex and the Company, effective April 1, 2024.
Perfomex provides onshore operational and technical support services to the Company for two rigs operating in Mexico. These expenses were recognized as "Rig operating and maintenance expenses" in the Consolidated Statements of Operations and for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Onshore Operational and Technical Support - Perfomex	3.6	1.6	0.4
Total	3.6	1.6	0.4
Repayment of loans from our equity method investments for the years ended December 31, 2024, 2023 and 2022 consisted of the following (1):

	As of December 31,
(In $ millions)	2024	2023	2022
Perfomex	—	(9.8)	—
Total	—	(9.8)	—
(1) Repayment of loans from our equity method investments is included in "Equity method investments" in the Consolidated Balance Sheets (see Note 7 - Equity Method Investments).
Receivables: The balances with the joint ventures as of December 31, 2024 and 2023 consisted of the following:

	As of December 31,
(In $ millions)	2024	2023
Perfomex	85.1	92.4
Perfomex II	—	2.6
Total	85.1	95.0
b) Transactions with Other Related Parties
Additional paid in capital: The transactions with other related parties for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Magni Partners Limited (1)	—	0.6	1.6
Total	—	0.6	1.6
(1) The above relates to fees directly attributable to the Company's Equity Offerings in October 2023 and August 2022 and have been recognized in "Additional paid in capital" in our Consolidated Balance Sheets.
Expenses: The transactions with other related parties for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Front End Limited Company (1)	3.4	2.7	—
Magni Partners Limited (2)	—	0.6	0.5
Drew Holdings Limited (3)	—	1.0	—
Total	3.4	4.3	0.5
(1) Front End Limited Company ("Front End") owns 3% of Borr Arabia Well Drilling LLC, an entity that is consolidated by Borr Drilling Limited and incorporated in the Kingdom of Saudi Arabia (the "KSA"). Front End is an agent and party to a Management Agreement with Borr Arabia Well Drilling LLC to provide management services in the KSA, for which it receives a management fee.
(2) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni. Effective January 1, 2024, the fixed element of the agreement was terminated, while the remaining terms of the agreement continue to remain in force.
(3) Drew Holdings Limited ("Drew") is wholly owned by Drew Trust, a non-discretionary trust established in Bermuda in which Mr. Tor Olav Trøim, the Chairman of our Board, is the beneficiary. In January 2023 Drew entered into a Share Lending Framework Agreement ("SLFA") with the Company and DNB Markets for the purposes of facilitating investors’ hedging activities in connection with the $250.0 million Senior Unsecured Convertible bonds due in 2028. In order to make the Company's shares available for lending, and only until a certain number of new shares were issued by the Company in connection with such lending arrangement, Drew made up to 15 million shares available to DNB Markets under the SLFA to facilitate such lending to the convertible bond investors requiring such hedging activities. Under the terms of the SLFA, the Company incurred fees payable to Drew for the shares available for lending. As at December 31, 2023, Drew was no longer a party to the SLA (see Note 26 - Stockholders' Equity).
In addition, in January 2023, the Company recognized $1.3 million payable to Magni under a Call-off Contract to cover direct costs related to assistance in relation to the Unsecured Convertible Bonds and Secured Bonds completed in February 2023 and in November 2023, the Company recognized $1.0 million payable to Magni under a Call-off Contract to cover direct costs related to assistance in relation to 2028 and 2030 Notes completed in November 2023. As these costs are directly attributable to the issuance of these bonds, these amounts were recognized as deferred finance charges, presented as a reduction to the carrying value of the associated facilities and are amortized over the term of the facilities as "Interest Expense" in the Consolidated Statements of Operations.